Interest rate risk (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Assets, liabilities and shareholders' equity and off-balance sheet instruments on the date of the earlier of contractual maturity, expected maturity or repricing date
The following tables set out the assets, liabilities and shareholders' equity on the date of the earlier of contractual maturity, expected maturity or repricing date. Use of these tables to derive information about the Bank’s interest rate risk position is limited by the fact that customers may choose to terminate their financial instruments at a date earlier than the contractual maturity or repricing date. Examples of this include fixed-rate mortgages, which are shown at contractual maturity but which may be subject to early prepayment, and certain term deposits, which are shown at contractual maturity but which may be withdrawn before their contractual maturity subject to prepayment penalties. Investments are shown based on remaining contractual maturities. The remaining contractual principal maturities for mortgage-backed securities (primarily US government agencies) do not consider prepayments. Remaining expected maturities will differ from contractual maturities because borrowers may have the right to prepay obligations before the underlying mortgages mature.

December 31, 2023	Earlier of contractual maturity or repricing date
(in $ millions)	Within 3 months	3 to 6 months	6 to 12 months	1 to 5 years	After 5 years	Non-interest bearing funds	Total
Assets
Cash and cash equivalents	1,555	—	—	—	—	92	1,647
Securities purchased under agreement to resell	187	—	—	—	—	—	187
Short-term investments	665	322	51	—	—	—	1,038
Investments	174	52	156	765	4,145	—	5,292
Loans	2,378	114	330	1,548	338	38	4,746
Other assets	—	—	—	—	—	464	464
Total assets	4,959	488	537	2,313	4,483	594	13,374

Liabilities and shareholders' equity
Shareholders’ equity	—	—	—	—	—	1,004	1,004
Demand deposits	5,602	—	—	—	—	2,657	8,259
Term deposits	2,676	489	479	84	—	—	3,728
Other liabilities	—	—	—	—	—	285	285
Long-term debt	—	—	—	98	—	—	98
Total liabilities and shareholders' equity	8,278	489	479	182	—	3,946	13,374

Interest rate sensitivity gap	(3,319)	(1)	58	2,131	4,483	(3,352)	—
Cumulative interest rate sensitivity gap	(3,319)	(3,320)	(3,262)	(1,131)	3,352	—	—

December 31, 2022	Earlier of contractual maturity or repricing date
(in $ millions)	Within 3 months	3 to 6 months	6 to 12 months	1 to 5 years	After 5 years	Non-interest bearing funds	Total
Assets
Cash and cash equivalents	2,008	—	—	—	—	93	2,101
Securities purchased under agreement to resell	60	—	—	—	—	—	60
Short-term investments	406	422	56	—	—	—	884
Investments	6	8	179	943	4,592	—	5,728
Loans	2,927	35	166	1,533	406	29	5,096
Other assets	—	—	—	—	—	437	437
Total assets	5,407	465	401	2,476	4,998	559	14,306

Liabilities and shareholders' equity
Shareholders’ equity	—	—	—	—	—	865	865
Demand deposits	6,819	25	—	—	—	3,040	9,884
Term deposits	2,126	457	437	87	—	—	3,107
Other liabilities	—	—	—	—	—	278	278
Long-term debt	—	75	—	97	—	—	172
Total liabilities and shareholders' equity	8,945	557	437	184	—	4,183	14,306

Interest rate sensitivity gap	(3,538)	(92)	(36)	2,292	4,998	(3,624)	—
Cumulative interest rate sensitivity gap	(3,538)	(3,630)	(3,666)	(1,374)	3,624	—	—